PREPAID LAND LEASES	12 Months Ended
Jun. 30, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Land Leases [Text Block]
NOTE 8 -	PREPAID LAND LEASES

A summary of prepaid land leases is as follows:

	June 30,
	2013	2014

Prepaid land leases	$13,768,644	$13,844,389
Less: accumulated amortization	(1,138,980)	(1,447,765)

	$12,629,664	$12,396,624

The amortization for the years ended June 30, 2012, 2013 and 2014 were $171,204, $157,504 and $244,948, respectively.

Of the total prepaid land leases, $2,118,147 and nil as of June 30, 2013 and 2014 respectively, are pledged to secure the short-term bank loans (note 14); $10,803,737 and $6,517,385 as of June 30, 2013 and 2014, respectively, are pledged to secure the long-term bank loans (note 15).

The annual amortization of prepaid land leases for each of the five succeeding years as follows:

Year ending June 30,
2015	$289,917
2016	289,917
2017	289,917
2018	289,917
2019	289,917

$1,449,585